Sep. 28, 2016
FDP SERIES, INC.
FDP BlackRock Franklin Templeton Total Return Fund
(the “Fund”)

Supplement dated January 9, 2017 to
the Summary Prospectus and Prospectus of the Fund,
each dated September 28, 2016, as amended or supplemented to date

On December 14, 2016, the Board of Directors (the “Board”) of FDP Series, Inc. approved certain changes to the Fund. In particular, the Board approved a change in the name of the Fund to “FDP BlackRock CoreAlpha Bond Fund” and certain changes to the Fund’s investment objective, strategies and process. The Board also approved the termination of the Fund’s sub-advisory agreement with Franklin Advisers, Inc. In addition, Fund management has determined to make certain changes to the Fund’s portfolio management team. Fund management has also determined to contractually waive a portion of the investment management fee payable by the Fund to BlackRock Advisors, LLC, the Fund’s investment adviser. All of these changes are expected to become effective on or about March 10, 2017.

Effective on or about March 10, 2017, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Change in the Fund’s Name

FDP BlackRock Franklin Templeton Total Return Fund is renamed FDP BlackRock CoreAlpha Bond Fund. All references to “FDP BlackRock Franklin Templeton Total Return Fund” or the “Franklin Templeton Fund” in the Summary Prospectus and Prospectus are hereby replaced with “FDP BlackRock CoreAlpha Bond Fund” or the “CoreAlpha Fund,” respectively.

Change in the Fund’s Investment Objective

The section of the Summary Prospectus entitled “Key Facts About FDP BlackRock Franklin Templeton Total Return Fund — Investment Objective” and the section of the Prospectus entitled “Fund Overview — Key Facts About FDP BlackRock Franklin Templeton Total Return Fund — Investment Objective” are deleted in their entirety and replaced with the following:

Investment Objective

The investment objective of the FDP BlackRock CoreAlpha Bond Fund (the “CoreAlpha Fund” or the “Fund”) is to seek to provide a combination of income and capital growth.

Change to the Fund’s Fees

The chart and example in the section of the Summary Prospectus entitled “Key Facts About FDP BlackRock Franklin Templeton Total Return Fund — Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About FDP BlackRock Franklin Templeton Total Return Fund — Fees and Expenses of the Fund” are deleted in their entirety and replaced with the following:

Shareholder Fees (fees paid directly from your investment)	Investor A Shares		Investor C Shares		Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.00%		None		None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	None	[1]	1.00%	[2]	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor A Shares	Investor C Shares	Institutional Shares
Management Fee[3]	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	0.80%	None
Other Expenses[4]	0.29%	0.30%	0.29%
Total Annual Fund Operating Expenses[5]	0.94%	1.50%	0.69%
Fee Waivers and/or Expense Reimbursements[3]	(0.08)%	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[3]	0.86%	1.42%	0.61%
[1]	A contingent deferred sales charge (“CDSC”) of 0.50% is assessed on certain redemptions of Investor A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more.
[2]	There is no CDSC on Investor C Shares after one year.
[3]	As described in the “Management of the Funds” section of the Fund’s prospectus beginning on page 60, BlackRock has contractually agreed to waive a portion of the management fee so that the annual management fee rate for the Fund is 0.32% of the average daily net assets of the Fund through September 30, 2018. BlackRock has also contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee through September 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of FDP Series, Inc. (the “Corporation”) or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	Other Expenses have been restated to reflect current fees.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor A Shares	$484	$680	$892	$1,501
Investor C Shares	$245	$466	$811	$1,784
Institutional Shares	$62	$213	$376	$851

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor C Shares	$145	$466	$811	$1,784

Change in the Fund’s Investment Strategies and Risks

The section of the Summary Prospectus entitled “Key Facts About FDP BlackRock Franklin Templeton Total Return Fund — Principal Investment Strategies of the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About FDP BlackRock Franklin Templeton Total Return Fund — Principal Investment Strategies of the Fund” are deleted in their entirety and replaced with the following:

Principal Investment Strategies of the Fund

The Fund invests, under normal circumstances, at least 80% of its assets in bonds and futures and other instruments that have economic characteristics similar to bonds. For the purposes of this strategy, “bonds” include the following: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; debt obligations of U.S. issuers; municipal securities; asset-backed securities; and U.S.-registered dollar-denominated debt obligations of foreign issuers. The Fund may invest in bonds issued by companies located in countries other than the United States, including companies in emerging markets. These securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, floating rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The Fund seeks to invest a substantial portion of its assets in U.S.-registered, dollar-denominated bonds. The Fund may invest up to 20% of its assets in securities rated below investment grade (“high yield” or “junk” bonds). The Fund may invest in bonds of any maturity or duration.

The Fund may invest a significant portion of its assets in U.S. agency mortgage pass-through securities, which are securities issued by entities such as the Government National Mortgage Association and the Federal National Mortgage Association that are backed by pools of mortgages. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage-backed securities to be delivered are not specified until a few days prior to settlement. The Fund expects to enter into such contracts on a regular basis.

The Fund may use derivatives, such as futures contracts, options and various other instruments. The Fund may also invest in derivatives based on foreign currencies. In addition, the Fund may use derivatives and short sales to enhance returns as part of an overall investment strategy or to offset a potential decline in the value of other holdings (commonly referred to as a “hedge”), although the Fund is not required to hedge and may choose not to do so.

BlackRock and the Fund have obtained an exemptive order from the Securities and Exchange Commission (the “SEC”) that permits BlackRock, with respect to the Fund, to appoint and replace sub-advisers, and enter into, amend and terminate sub-advisory agreements with sub-advisers, subject to Board approval but without shareholder approval (the “Manager of Managers Structure”). The use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions set forth in the SEC exemptive order.

The section of the Summary Prospectus entitled “Key Facts About FDP BlackRock Franklin Templeton Total Return Fund — Principal Risks of Investing in the Fund” and the sections of the Prospectus entitled “Fund Overview — Key Facts About FDP BlackRock Franklin Templeton Total Return Fund — Principal Risks of Investing in the Fund” and “Details About the Funds — Investment Risks” are amended to delete the following risks: “Collateralized Debt Obligations Risk,” “Corporate Loans Risk,” “Currency Management Strategies Risk,” “Dollar Rolls Risk,” “Sovereign Debt Risk,” “Unrated Debt Securities Risk” and “U.S. Government Mortgage-Related Securities Risk.”

The section of the Summary Prospectus entitled “Key Facts About FDP BlackRock Franklin Templeton Total Return Fund — Principal Risks of Investing in the Fund” and the section of the Prospectus entitled “Fund Overview — Key Facts About FDP BlackRock Franklin Templeton Total Return Fund — Principal Risks of Investing in the Fund” are amended to add the following risks:

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price. To the extent that the Fund’s principal investment strategies involve derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets, and if the Fund is forced to sell these investments to meet redemption requests or for other cash needs, the Fund may suffer a loss. This may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed-income mutual funds may be higher than normal. In addition, when there is illiquidity in the market for certain securities, the Fund, due to limitations on illiquid investments, may be subject to purchase and sale restrictions.

Short Sales Risk — Because making short sales in securities that it does not own exposes the Fund to the risks associated with those securities, such short sales involve speculative exposure risk. The Fund may incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the security sold short.